SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Internally Developed Software, net (Details)	12 Months Ended
Dec. 31, 2020
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of software	5 years